Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Intangible assets
Recently Adopted and New Accounting Pronouncements

Recently Adopted Accounting Pronouncements

The Company adopted the following ASUs:

In March 2018, the FASB issued ASU 2018-05 Income Taxes (Topic 740) - Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118. This ASU adds SEC paragraphs pursuant to the SEC Staff Accounting Bulletin No. 118, which expresses the view of the staff regarding application of Topic 740, Income Taxes, in the reporting period that includes December 22, 2017 - the date on which the Tax Cuts and Jobs Act was signed into law. The Company adopted the provisions of SEC Staff Accounting Bulletin No. 118 as of December 22, 2017. See Note 14 for further discussion regarding income taxes.

In February 2018, the FASB issued ASU 2018-02 Income Statement - Reporting Comprehensive Income (Topic 220) Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. ASU 2018-02 allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments in this ASU eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. The amendments in this ASU are effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption of the amendments in this ASU is permitted. The amendments in this ASU should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The ASU was early adopted by the Company as of July 1, 2018 and the Company recorded a balance sheet reclassification of $2.3 million between accumulated other comprehensive loss and retained earnings.

In May 2017, the Financial Accounting Standards Board (“FASB”) issued ASU 2017-09 Compensation - Stock Compensation (Topic 718), Scope of Modification Accounting, to provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. An entity should account for the effects of a modification unless all the following are met:

1.

The fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the modified award is the same as the fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the original award immediately before the original award is modified. If the modification does not affect any of the inputs to the valuation technique that the entity uses to value the award, the entity is not required to estimate the value immediately before and after the modification.

2.	The vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the original award is modified.
3.	The classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the original award is modified.

The ASU was adopted by the Company on January 1, 2018. The adoption of this ASU did not have a material impact on the Company’s financial position, results of operations or cash flows.

In January 2017, the FASB issued ASU 2017-01 Business Combinations (Topic 805), Clarifying the Definition of a Business, which provides a more robust framework to use in determining when a set of assets and activities is a business. The framework assists entities in evaluating whether both an input and a substantive process are present. The framework includes two sets of criteria to consider that depend on whether a set of assets and activities has outputs. Although outputs are not required for a set to be a business, outputs generally are a key element of a business; therefore, the FASB has developed more stringent criteria for sets without outputs. The ASU was adopted by the Company on January 1, 2018. The adoption of this ASU did not have a material impact on the Company’s financial position, results of operations or cash flows.

In November 2016, the FASB issued ASU 2016-18 Statement of Cash Flows (Topic 230): Restricted Cash, which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The Company adopted this guidance on January 1, 2018 and has applied the guidance using a retrospective transition method for all periods presented.

In October 2016, the FASB issued ASU 2016-16 Income Taxes (Topic 740): Intra-Equity Transfers of Assets Other Than Inventory, which requires that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs and eliminates the exception for an intra-entity transfer of an asset other than inventory. The ASU was adopted by the Company on January 1, 2018. The adoption of this ASU did not have a material impact on the Company’s financial position, results of operations or cash flows.

In August 2016, the FASB issued ASU 2016-15 Statement of Cash Flows (Topic 230): Classification of Certain Receipts and Cash Payments, which clarifies how entities should classify certain cash receipts and cash payments on the statement of cash flows. The guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flow. The ASU was adopted by the Company on January 1, 2018. The adoption of this ASU did not have a material impact on the Company’s financial position, results of operations or cash flows.

In January 2016, the FASB issued ASU 2016-01 Recognition and Measurement of Financial Assets and Financial Liabilities, which amends the guidance in U.S. GAAP on the classification and measurement of financial instruments. The ASU significantly revises an entity’s accounting related to (1) the classification and measurement of investments in equity securities and (2) the presentation of certain fair value changes for financial liabilities measured at fair value. The ASU also amends certain disclosure requirements associated with the fair value of financial instruments. The ASU was adopted by the Company on January 1, 2018. The adoption of this ASU did not have a material impact on the Company’s financial position, results of operations or cash flows.

In May 2014, the FASB issued ASU 2014-09 Revenue from Contracts with Customers (Topic 606), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU replaces most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The FASB has issued several additional ASUs since this time that add additional clarification to certain issues existing after the original ASU was released. All of the new standards were effective for the Company on January 1, 2018. The standards permit the use of either the full retrospective or modified retrospective transition method. TSYS adopted the new revenue standard as of January 1, 2018 using the modified retrospective transition method. See Notes 1 and 2 for further discussion of the Company’s adoption of this new standard.

New Accounting Pronouncements

In November 2018, the FASB issued ASU 2018-18 Collaborative Arrangements (Topic 808), Clarifying the Interaction between Topic 808 and Topic 606. The amendments in this update make targeted improvements to GAAP for collaborative arrangements as follows:

1. Clarify that certain transactions between collaborative arrangement participants should be accounted for as    revenue under Topic 606 when the collaborative arrangement participant is a customer in the context of a unit of account. In those situations, all the guidance in Topic 606 should be applied, including recognition, measurement, presentation, and disclosure requirements.

2. Add unit of account guidance in Topic 808 to align with the guidance in Topic 606 (that is, a distinct good or service) when an entity is assessing whether the collaborative arrangement or a part of the arrangement is within the scope of Topic 606.

3. Require that in a transaction with a collaborative arrangement participant that is not directly related to sales to third parties, presenting the transaction together with revenue recognized under Topic 606 is precluded if the collaborative arrangement participant is not a customer.

The ASU is effective for the Company on January 1, 2020. Early adoption of the ASU is permitted. The Company is evaluating the effects of ASU 2018-18 on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15 Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40), Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The amendments in this update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The ASU is effective for the Company on January 1, 2020. Early adoption of the ASU is permitted. The Company is evaluating the effects of ASU 2018-15 on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820), Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. The FASB is issuing the amendments in this update in connection with the FASB Statement of Financial Accounting Concepts No. 8, Conceptual Framework for Financial Reporting-Chapter 8: Notes to Financial Statements, which was finalized in August 2018. The amendments in this update modify the disclosure requirements on fair value measurement in Topic 820, Fair Value Measurement, by removing, modifying or adding disclosures. The ASU is effective for the Company on January 1, 2020. Early adoption of the ASU is permitted. The Company is evaluating the effects of ASU 2018-13 on its consolidated financial statements.

In September 2017, the FASB issued ASU 2017-13 Revenue Recognition (Topic 605), Revenues from Customers (Topic 606), Leases (Topic 840) and Leases (Topic 842), which made amendments to SEC paragraphs pursuant to the Staff Announcement at the July 20, 2017 Emerging Issues Task Force (“EITF”) Meeting and rescission of prior SEC Staff Announcements and Observer comments. This guidance, which is effective immediately, generally relates to the adoption of ASC 606 and 842. The adoption of the amendments in this ASU relating to ASC 606 did not have a material impact on the Company’s financial position, results of operations or cash flows. The Company does not expect the adoption of the amendments in this ASU relating to ASC 842 to have a material impact on the Company’s financial position, results of operations or cash flows.

In June 2016, the FASB issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments in this update change how companies measure and recognize credit impairment for many financial assets. The new expected credit loss model will require companies to immediately recognize an estimate of credit losses expected to occur over the remaining life of the financial assets (including trade receivables) that are in the scope of the update. The update also made amendments to the current impairment model for held-to-maturity and available-for-sale debt securities and certain guarantees. The ASU is effective for the Company on January 1, 2020. Early adoption is permitted for periods beginning on or after January 1, 2019. The Company is evaluating the effect of ASU 2016-13 on its consolidated financial statements.

Recent Accounting Pronouncements Related to Leases

In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842), which introduces a lessee model that brings most operating leases on the balance sheet and aligns many of the underlying principles of the new lessor model with those in the FASB’s new revenue recognition standard. The new guidance will be effective for fiscal years and interim periods within those years beginning after December 15, 2018. Early adoption is permitted for all entities.

The FASB has issued several additional ASUs that provide additional clarification to certain issues existing after ASU 2016-02 was released. In December 2018, the FASB issued ASU 2018-20 Leases (Topic 842), Narrow-Scope Improvements for Lessors. The amendments in this update create a lessor practical expedient applicable to sales and other similar taxes incurred in connection with a lease, and simplify lessor accounting for lessor costs paid by the lessee. In July 2018, the FASB issued ASU 2018-11 Leases (Topic 842): Targeted Improvements to provide entities with an additional (and optional) transition method to adopt the new leases standard and provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if certain criteria are met. Also in July 2018, the FASB issued ASU 2018-10 Codification Improvements to Topic 842 to make amendments addressing sixteen issues related to various aspects of ASU 2016-02. The effective date and transition requirements for the amendments in ASU 2018-20, ASU 2018-11 and ASU 2018-10 are the same as the effective date and transition requirements in ASU 2016-02.

The Company adopted ASU 2016-02 on January 1, 2019 using the additional transition method (cumulative effect method) provided by ASU 2018-11. The Company has elected to utilize the following practical expedients and accounting policy elections:

•

The Company, electing as a package, will not reassess: (a) whether expired or existing contracts contain leases under the new definition of a lease, (b) lease classification for expired or existing leases, and (c) whether previously capitalized initial direct costs would qualify for capitalization under ASU 2016-02.

•	The Company will not evaluate land easements that exist or expired before the Company’s adoption of ASU 2016-02 and that were not previously accounted for as leases.
•

From a lessee perspective, the Company has elected to combine lease and non-lease components for all classes of assets except for computer equipment. Accordingly, for all asset classes excluding computer equipment, the Company will account for the combined lease and non-lease components as a single lease component. For computer equipment, the Company will account for lease and non-lease components, such as maintenance, separately.

•

From a lessee perspective, the Company has elected, as an accounting policy election by class of underlying asset, not to recognize Right-of-Use (“ROU”) assets and lease liabilities for short-term leases.

•

From a lessor perspective, the Company has elected to utilize the practical expedient in ASU 2018-11 to not separate non-lease components from the associated lease component for arrangements including point-of-sale (“POS”) terminals. Since the predominant component in these arrangements is service revenue and not the POS terminal, the combined components in these arrangements will be accounted for under ASC 606 and not ASC 842.

•	The Company will utilize incremental borrowing rates in transition (as of January 1, 2019) based on the remaining lease payments and remaining lease term.

The Company decided not to elect the use of hindsight in determining the lease term and in assessing impairment of the Company’s ROU assets.

The Company formed a cross-functional project team to evaluate the requirements of the new leases standard from both a lessee and lessor perspective, and to monitor ongoing standard setting activities of the FASB. The Company is reviewing its lease contracts under the new standard to identify and evaluate differences from current guidance. From a lessee standpoint, the Company’s leases primarily involve computer equipment and facilities. From a lessor perspective, the Company’s leases primarily involve POS terminals.

While the Company is continuing to evaluate the effects of this ASU, the Company expects to record material ROU assets and lease liabilities on its consolidated balance sheet upon adoption as of January 1, 2019. Upon adoption, the Company expects to record ROU assets of approximately $195 million and additional operating liabilities of approximately $190 million for existing operating leases. Also as part of the initial adoption, the Company wrote off the carrying value of favorable lease intangible assets of $2.1 million and increased the ROU assets by the same amount. The cumulative effect adjustment expected to be recorded to opening retained earnings is not material. The Company does not expect the adoption of this ASU to have a material impact on its results of operations or cash flows. The adoption of this guidance will require the implementation of new or updated accounting processes, procedures and internal controls over financial reporting. The Company implemented a new lease accounting software solution in 2019 to facilitate compliance with the requirements of the new standard. The new standard also requires expanded qualitative and quantitative disclosures regarding the Company’s leases.

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION:  The accompanying Consolidated Financial Statements, which are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) include the accounts of TSYS and its wholly- and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. In addition, the Company evaluates its relationships with other entities to identify whether they are variable interest entities and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements.

RISKS AND UNCERTAINTIES AND USE OF ESTIMATES

RISKS AND UNCERTAINTIES AND USE OF ESTIMATES:  Factors that could affect the Company's future operating results and cause actual results to vary materially from expectations include, but are not limited to, lower than anticipated growth from existing clients, an inability to attract new clients and grow internationally, loss of a major customer or other significant client, loss of a major supplier, an inability to grow through acquisitions or successfully integrate acquisitions, an inability to control expenses, technology changes, the impact of the application of and/or changes in accounting principles, financial services consolidation, changes in regulatory requirements, a decline in the use of cards as a payment mechanism, disruption of the Company's international operations, breach of the Company's security systems, a decline in the financial stability of the Company's clients and uncertain economic conditions. Negative developments in these or other risk factors could have a material adverse effect on the Company's financial position, results of operations and cash flows.

The Company has prepared the accompanying consolidated financial statements in conformity with U.S. GAAP. The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. These estimates and assumptions are developed based upon all information available. Actual results could differ from estimated amounts.

ACQUISITIONS - PURCHASE PRICE ALLOCATION

ACQUISITIONS — PURCHASE PRICE ALLOCATION:  TSYS' purchase price allocation methodology requires the Company to make assumptions and to apply judgment to estimate the fair value of acquired assets and liabilities. TSYS estimates the fair value of assets and liabilities based upon appraised market values, the carrying value of the acquired assets and widely accepted valuation techniques, including the cost approach, discounted cash flows and market multiple analyses. Management determines the fair value of fixed assets and identifiable intangible assets such as developed technology or customer relationships, and any other significant assets or liabilities. TSYS adjusts the purchase price allocation, as necessary, until the end of the measurement period, which is no longer than one year after the acquisition closing date as TSYS obtains more information regarding asset valuations and liabilities assumed. Unanticipated events or circumstances may occur which could affect the accuracy of the Company's fair value estimates, including assumptions regarding industry economic factors and business strategies, and may result in an impairment or a new allocation of purchase price.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS: Cash on hand and investments with a maturity of three months or less when purchased are considered to be cash equivalents.
ACCOUNTS RECEIVABLE

ACCOUNTS RECEIVABLE:  Accounts receivable balances are stated net of allowances for doubtful accounts and billing adjustments.

TSYS records an allowance for doubtful accounts when it is probable that the accounts receivable balance will not be collected. When estimating the allowance for doubtful accounts, the Company takes into consideration such factors as its day-to-day knowledge of the financial position of specific clients, the industry and size of its clients, the overall composition of its accounts receivable aging, prior history with specific customers of accounts receivable write-offs and prior experience of allowances in proportion to the overall receivable balance. This analysis includes an ongoing and continuous communication with its largest clients and those clients with past due balances. A financial decline of any one of the Company's large clients could have a material adverse effect on collectability of receivables and thus the adequacy of the allowance for doubtful accounts.

Increases in the allowance for doubtful accounts are recorded as charges to bad debt expense and are reflected in selling, general and administrative expenses in the Company's Consolidated Statements of Income. Write-offs of uncollectible accounts are charged against the allowance for doubtful accounts.

TSYS records an allowance for billing adjustments for actual and potential billing discrepancies. When estimating the allowance for billing adjustments, the Company considers its overall history of billing adjustments, as well as its history with specific clients and known disputes. Increases in the allowance for billing adjustments are recorded as a reduction of revenues in the Company's Consolidated Statements of Income and actual adjustments to invoices are charged against the allowance for billing adjustments.

GOODWILL

GOODWILL:  Goodwill results from the excess of cost over the fair value of net assets of businesses acquired. Goodwill is tested for impairment at least annually. Equity investment goodwill, which is not reported as goodwill in the Company's Consolidated Balance Sheet, but is reported as a component of the equity investment, was $46.6 million and $48.8 million as of December 31, 2018 and 2017, respectively.

SOFTWARE DEVELOPMENT COSTS

Software development costs are costs of computer software to be sold, leased or otherwise marketed are capitalized once technological feasibility of the software product has been established. Costs incurred prior to establishing technological feasibility are expensed as incurred. Technological feasibility is established when the Company has completed a detailed program design and has determined that a product can be produced to meet its design specifications, including functions, features and technical performance requirements. Capitalization of costs ceases when the product is generally available to clients. In evaluating software development costs for recoverability, expected cash flows are estimated by management should events indicate a loss may have been triggered. Software development costs are amortized using the straight-line method over its estimated useful life, which ranges from one to ten years.

The Company also develops software that is used internally. Internal-use software development costs are capitalized once: (1) the preliminary project stage is completed, (2) management authorizes and commits to funding a computer software project, and (3) it is probable that the project will be completed and the software will be used to perform the function intended. Costs incurred prior to meeting the qualifications are expensed as incurred. Capitalization of costs ceases when the project is substantially complete and ready for its intended use. Internal-use software development costs are amortized using the straight-line method over its estimated useful life which ranges from three to ten years. Software development costs may become impaired in situations where development efforts are abandoned due to the viability of the planned project becoming doubtful or due to technological obsolescence of the planned software product.

Based upon management’s review for potential impairment, no material impairment losses related to intangible assets – computer software were recorded in 2018, 2017 or 2016.

PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT:  Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets. Buildings and improvements are depreciated over estimated useful lives of 5-40 years, computer and other equipment over estimated useful lives of 2-5 years, and furniture and other equipment over estimated useful lives of 3-15 years. The Company evaluates impairment losses on long-lived assets used in operations in accordance with the provisions of GAAP. All ordinary repairs and maintenance costs are expensed as incurred. Maintenance costs that extend the asset life are capitalized and amortized over the remaining estimated life of the asset.

EQUITY METHOD INVESTMENTS

EQUITY METHOD INVESTMENTS:  TSYS' 49% investment in Total System Services de México, S.A. de C.V. (“TSYS de México”), an electronic payment processing support operation located in Toluca, México, is accounted for using the equity method of accounting, as is TSYS' 44.56% investment in China UnionPay Data Co., Ltd. (“CUP Data”) headquartered in Shanghai, China. The Company has entered into limited partnership agreements in connection with investing in two Atlanta-based venture capital funds focused exclusively on investing in technology-enabled financial services companies. TSYS' equity investments are recorded initially at cost and subsequently adjusted for equity in earnings, cash contributions and distributions, and foreign currency translation adjustments.

INCOME TAXES

INCOME TAXES:  Income taxes reflected in TSYS' consolidated financial statements are computed based on the taxable income of TSYS and its affiliated subsidiaries. A consolidated U.S. federal income tax return is filed for TSYS and its majority- owned U.S. subsidiaries. Additionally, income tax returns are also filed in states where TSYS and its subsidiaries have filing obligations and in foreign jurisdictions where TSYS has a foreign affiliate.

The Company accounts for income taxes in accordance with the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Reserves against the carrying value of a deferred tax asset are established when necessary to reflect the decreased likelihood of realization of a deferred asset in the future. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Income tax provisions require the use of management judgments, which are subject to challenge by various taxing authorities. Contingency reserves are periodically established where the amount of the contingency can be reasonably determined and is likely to occur. Reductions in contingency reserves are recognized when tax disputes are settled or examination periods lapse.

Significant estimates used in accounting for income taxes relate to the determination of taxable income, the determination of temporary differences between book and tax basis, as well as estimates on the realizability of tax credits and net operating losses.

TSYS recognizes potential interest and penalties related to the underpayment of income taxes as income tax expense in the Consolidated Statements of Income.

UP-FRONT DISTRIBUTOR AND PARTNER PAYMENTS

UP-FRONT DISTRIBUTOR AND PARTNER PAYMENTS: The Company makes up-front contractual payments to third-party distributors and partners. The Company assesses each up-front payment to determine whether it meets the criteria of an asset as defined by U.S. GAAP. If these criteria are met, the Company capitalizes the up-front payment and recognizes the capitalized amount as expense ratably over the benefit period, which is generally the contract period. If the contract requires the distributor or partner to perform specific acts (i.e., achieve a sales goal) and no other conditions exist for the distributor or partner to earn or retain the up-front payment, then the Company capitalizes the payment and recognizes it as an expense when the performance conditions have been met. Up-front distributor and partner payments are classified on the Consolidated Balance Sheets as other current and non-current assets and recorded as a cost of services in the Consolidated Statements of Income.

IMPAIRMENT OF LONG-LIVED ASSETS

IMPAIRMENT OF LONG-LIVED ASSETS:  The Company reviews long-lived assets, such as property and equipment and intangibles subject to amortization, including contract assets, contract cost assets and certain computer software, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If upon a triggering event the Company determines that the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the Consolidated Balance Sheets and reported at the lower of the carrying amount or fair value less costs to sell, and would no longer be depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheet.

TRANSACTION PROCESSING PROVISIONS

TRANSACTION PROCESSING PROVISIONS:  The Company has recorded an accrual for contract contingencies (performance penalties) and processing errors. A significant number of the Company's contracts with large clients contain service level agreements which can result in TSYS incurring performance penalties if contractually required service levels are not met. When providing for these accruals, the Company takes into consideration such factors as the prior history of performance penalties and processing errors incurred, actual contractual penalty charge rates in the Company's contracts, progress towards milestones and known processing errors. As of December 31, 2018 and 2017, the Company had transaction processing provisions of $3.6 million and $2.2 million, respectively. These accruals are included in other current liabilities in the accompanying Consolidated Balance Sheets. Increases and decreases in transaction processing provisions are charged to cost of services in the Company's Consolidated Statements of Income, and payments or credits for performance penalties and processing errors are charged against the accrual.

PROVISION FOR CARDHOLDER LOSSES

PROVISION FOR CARDHOLDER LOSSES: The Company is exposed to losses due to cardholder fraud, payment defaults and other forms of cardholder activity as well as losses due to non-performance of third parties who receive cardholder funds for transmittal to the issuing banks (banks that issue Mastercard International or Visa USA, Inc. branded cards to customers). The Company establishes a reserve for the losses it estimates will arise from processing customer transactions, debit card overdrafts, chargebacks for unauthorized card use and merchant-related chargebacks due to non-delivery of goods and services. These reserves are established based upon historical loss and recovery rates and cardholder activity for which specific losses can be identified. The provision for cardholder losses was approximately $13.1 million and $9.5 million as of December 31, 2018 and 2017, respectively. The charges to provisions for cardholder losses are included in cost of services in the Consolidated Statements of Income and other current liabilities in the Consolidated Balance Sheets. The Company regularly updates its reserve estimate as new facts become known and events occur that may impact the settlement or recovery of losses.

PROVISION FOR MERCHANT LOSSES

PROVISION FOR MERCHANT LOSSES:  The Company has potential liability for losses resulting from disputes between a cardholder and a merchant that arise as a result of, among other things, the cardholder's dissatisfaction with merchandise quality or merchant services. Such disputes may not be resolved in the merchant's favor. In these cases, the transaction is "charged back" to the merchant, which means the purchase price is refunded to the customer by the card-issuing bank and charged to the merchant. If the merchant is unable to fund the refund, TSYS must do so. TSYS also bears the risk of reject losses arising from the fact that TSYS collects fees from its merchants after the monthly billing period. If the merchant has gone out of business during such period, TSYS may be unable to collect such fees. TSYS maintains cash deposits or requires the pledge of a letter of credit from certain merchants, generally those with higher average transaction size where the card is not present when the charge is made or the product or service is delivered after the charge is made, in order to offset potential contingent liabilities such as chargebacks and reject losses that would arise if the merchant went out of business. Most chargeback and reject losses are charged to cost of services as they are incurred. However, the Company also maintains a provision against losses, including major fraud losses, which are both less predictable and involve larger amounts. The loss provision was established using historical loss rates, applied to recent bankcard processing volume. The Company had a merchant loss provision in the amount $4.3 million for the years ended December 31, 2018 and 2017.

LEASES

LEASES:  The Company is obligated under noncancelable leases for computer equipment and facilities. As these leases expire, they will be evaluated and renewed or replaced by similar leases based on need. For purposes of applying the accounting and reporting standards, leases are classified from the standpoint of the lessee as capital or operating leases.

Rental payments on operating leases are charged to expense over the lease term. If rental payments are not made on a straight-line basis, rental expense nevertheless shall be recognized on a straight-line basis unless another systematic and rational basis is more representative of the time pattern in which use benefit is derived from the leased property, in which case that basis shall be used.

Certain of the Company's operating leases are for office space. The Company will make various alterations (leasehold improvements) to the office space and capitalize these costs as part of property and equipment. Leasehold improvements are amortized on a straight-line basis over the useful life of the improvement or the term of the lease, whichever is shorter.

TREASURY STOCK

TREASURY STOCK:  The Company uses the cost method when it purchases its own common stock as treasury shares or issues treasury stock upon option exercises and displays treasury stock as a reduction of shareholders' equity.

FAIR VALUES OF FINANCIAL INSTRUMENTS

FAIR VALUES OF FINANCIAL INSTRUMENTS:  The Company uses financial instruments in the normal course of its business. The carrying values of cash equivalents, accounts receivable, accounts payable and employee benefits, and other current liabilities approximate their fair value due to the short-term maturities of these assets and liabilities. The fair values of the Company’s unsecured revolving loan and notes payable are considered to be level 2 measurements which are based on inputs other than quoted prices included within Level 1 that are observable for the liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar liabilities in active or inactive markets, or other inputs that can be corroborated by observable market data. The carrying value of the Company’s unsecured revolving loan approximates fair value since the interest rate resets monthly and the balances are pre-payable at any time. With respect to the Company’s notes payable due March and December 2020, the carrying values approximate fair value due to their relatively short maturities. Refer to Note 12 for the estimated fair values of the Company’s Senior Notes.

Investments in equity method investments are accounted for using the equity method of accounting and pertain to privately held companies. The Company believes the fair values of its investments in equity method investments exceed their respective carrying values.

FOREIGN CURRENCY TRANSLATION

FOREIGN CURRENCY TRANSLATION:  The Company maintains several different foreign operations whose functional currency is their local currency. Foreign currency financial statements of the Company's Mexican and Chinese equity investments, the Company's wholly-owned subsidiaries and the Company's majority-owned subsidiaries, as well as the Company's division and branches in the United Kingdom and China, are translated into U.S. dollars at current exchange rates, except for revenues, costs and expenses, and net income which are translated at the average exchange rates for each reporting period. Net gains or losses resulting from the currency translation of assets and liabilities of the Company's foreign operations, net of tax when applicable, are accumulated in a separate section of shareholders' equity titled accumulated other comprehensive income (loss). Gains and losses on transactions denominated in currencies other than the functional currencies are included in determining non-operating income (expense).

REVENUE RECOGNITION

REVENUE RECOGNITION:

Revenue recognition for periods after the Company’s adoption of ASC 606 as of January 1, 2018

The Company adopted Accounting Standards Update (“ASU”) 2014-09 and related ASUs (“ASC 606”) as of January 1, 2018 using the modified retrospective method for all contracts not completed as of the date of adoption. For contracts that were modified before the effective date, the Company considered the effect of all modifications when identifying performance obligations and allocating transaction price, which did not have a material effect on the adjustment to retained earnings. The reported results for 2018 reflect the application of ASC 606 guidance while the reported results for 2017 were prepared under the guidance of ASC 605, Revenue Recognition (“ASC 605”), which is also referred to herein as "legacy GAAP" or the "previous guidance." In accordance with ASC 606, revenue is recognized when a customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these services. To achieve this core principle, the Company applies the following five steps:

1.

Identify the contract with a customer.  A contract with a customer exists when (i) the Company enters into an enforceable contract with a customer that defines each party’s rights regarding the services to be transferred and identifies the payment terms related to these services, (ii) the contract has commercial substance and, (iii) the Company determines that collection of substantially all consideration for services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. The Company applies judgment in determining the customer’s ability and intention to pay, which is based on a variety of factors including the customer’s historical payment experience or, in the case of a new customer, published credit and financial information pertaining to the customer.

2.

Identify the performance obligations in the contract. Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract. To the extent a contract includes multiple promised services, the Company must apply judgment to determine whether promised services are capable of being distinct and are distinct in the context of the contract. If these criteria are not met, the promised services are accounted for as a combined performance obligation.

3.

Determine the transaction price.  The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods and services to the customer. To the extent the transaction price includes variable consideration, the Company estimates the amount of variable consideration that should be included in the transaction price utilizing either the expected value method or the most likely amount method depending on the nature of the variable consideration. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur.

4.

Allocate the transaction price to performance obligations in the contract. If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. However, if a series of distinct services that are substantially the same qualifies as a single performance obligation in a contract with variable consideration, the Company must determine if the variable consideration is attributable to the entire contract or to a specific part of the contract. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis unless the transaction price is variable and meets the criteria to be allocated entirely to a performance obligation or to a distinct service that forms part of a single performance obligation. The Company determines standalone selling prices based on the price at which the performance obligation is sold separately. If the standalone selling price is not observable through past transactions, the Company estimates the standalone selling price taking into account available information such as market conditions and internally approved pricing guidelines related to the performance obligations.

5.

Recognize revenue when or as the Company satisfies a performance obligation.  The Company satisfies performance obligations either over time or at a point in time as discussed in further detail below. Revenue is recognized at the time the related performance obligation is satisfied by transferring a promised good or service to a customer.

Description of revenue recognition policies

Issuer Solutions

Issuer Solutions revenues typically include a performance obligation to provide processing services to financial and non-financial institutions. The Company has determined that these processing services represent a stand-ready series of distinct daily services that are substantially the same, with the same pattern of transfer to the customer. In many cases, Issuer Solutions arrangements may include additional performance obligations relating to loyalty redemption services and other professional services. Similar to processing services, the Company has determined that loyalty redemption services represent a stand-ready series of distinct daily services that are substantially the same, with the same pattern of transfer to the customer. Professional services represent performance obligations that are satisfied over time.

The Company has determined that the vast majority of performance obligations to provide processing services and loyalty redemption services meet the allocation of variable consideration exception criteria (“direct allocation”) in that (a) the terms of a variable payment relate specifically to the entity’s efforts to satisfy the performance obligation or transfer the distinct service and (b) allocating the variable amount of consideration entirely to the performance obligation or the distinct good or service is consistent with the allocation objective when considering all of the performance obligations and payment terms in the contract. As a result, for those performance obligations qualifying for direct allocation, the Company allocates and recognizes variable consideration in the period in which it has the contractual right to invoice the customer. In certain instances when a performance obligation does not meet the criteria for direct allocation, the Company recognizes revenue on either a straight-line basis or a blended rate method (i.e., an output method using the estimated per transaction fee based on estimated total contract consideration and volumes, multiplied by the actual monthly transaction volumes) over the term of the contract. A blended rate method is utilized for contracts that have estimates of significant growth over the contract term. The Company determined that straight-line or blended rate are the most appropriate methods of measuring progress toward completion for performance obligations that do not meet the criteria for direct allocation.

For professional services, the Company recognizes revenue based on the labor hours incurred for time and materials projects or on a straight-line basis for fixed fee projects.

For Issuer Solutions contracts that contain multiple performance obligations, the transaction price is allocated to each performance obligation based on a relative standalone selling price basis unless the transaction price is variable and meets the criteria to be allocated entirely to a performance obligation or to a distinct service that forms part of a single performance obligation.

The Issuer Solutions segment also enters into licensing arrangements with customers. Under these arrangements, the Company provides the customer with a term license (“functional IP”), implementation services and annual support, which includes unspecified upgrades and enhancements. The Company has determined that these promised goods and services represent one combined performance obligation since the individual promised goods or services are not distinct in the context of the contract. The Company recognizes revenue over the remaining contract period beginning at go-live, on a straight-line basis, for this performance obligation. Revenues related to this combined performance obligation are immaterial. For separate performance obligations relating to professional services, revenue is recognized using an input method based on labor hours expended.

Merchant Solutions

Merchant Solutions revenues typically include one performance obligation to provide processing services to individual merchants, large financial institutions, other merchant acquirers or merchant organizations. The Company has determined that merchant processing services represent a stand-ready series of distinct daily services that are substantially the same, with the same pattern of transfer to the customer. Merchant Solutions arrangements also include other promised goods or services (such as point-of-sale terminals and merchant statement services) that are immaterial in the context of the contract. As a result, the Company has determined that Merchant Solutions arrangements represent one performance obligation.

The Company has determined that the performance obligation to provide merchant processing services meets the allocation of variable consideration exception criteria (“direct allocation”) in that (a) the terms of a variable payment relate specifically to the entity’s efforts to satisfy the performance obligation or transfer the distinct service and (b) allocating the variable amount of consideration entirely to the performance obligation or the distinct good or service is consistent with the allocation objective when considering all of the performance obligations and payment terms in the contract. As a result, the Company allocates and recognizes variable consideration in the period it has the contractual right to invoice the customer.

Interchange and payment network fees

Interchange and payment network fees are charged by the card associations or payment networks and relate primarily to the Company’s Merchant Solutions segment. With respect to interchange and payment network fees, the Company evaluated whether it is the principal or the agent in the arrangement. With the adoption of ASC 606, the Company determined that interchange and payment network fees are not provided in return or exchange for services that the Company controls or acts as the principal, and, therefore, are not part of the consideration paid for its services. Accordingly, the Company is acting as an agent and presents the fees collected from merchants on behalf of the payment networks and card issuers net of the amounts paid to them. In reaching this determination, the Company considered a number of factors including indicators of control such as the party primarily responsible and the party who has discretion in establishing prices.

Consumer Solutions

Consumer Solutions revenues include one performance obligation to provide account access and facilitate purchase transactions, as well as interchange fees. The Company has determined that Consumer Solutions services represent a stand-ready series of distinct daily services that are substantially the same, with the same pattern of transfer to the customer. Further, the Company has determined that the performance obligation to provide account access and facilitate purchase transactions meets the criteria for the “as invoiced” practical expedient in that the Company has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date. As a result, the Company recognizes revenue in the amount to which the Company has a right to invoice.

Reimbursable Items

Reimbursable items consist of out-of-pocket expenses which are reimbursed by the Company's clients. These expenses consist primarily of postage, gift cards and third-party software. Reimbursable items are recorded on a gross basis in total revenues and cost of services.

Costs to obtain or fulfill a contract

The Company capitalizes the incremental costs of obtaining a contract with a customer if the Company expects to recover those costs. The incremental costs of obtaining a contract are those that the Company incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained (for example, a sales commission). The Company also makes commission payments to third parties such as agents and partners. To date, costs to obtain a contract that qualify for capitalization are immaterial.

The Company capitalizes the costs incurred to fulfill a contract only if those costs meet all of the following criteria:

a. The costs relate directly to a contract or to an anticipated contract that the Company can specifically identify.

b. The costs generate or enhance resources of the Company that will be used in satisfying (or in continuing to satisfy) performance obligations in the future.

c. The costs are expected to be recovered.

See related discussion of contract cost assets in Note 10.

Contract acquisition and fulfillment costs are amortized using the straight-line method over the expected period of benefit (ranging from 20 months to seven years or the longer of the contract term) beginning when the client’s cardholder accounts are converted or activated and producing revenues. The amortization of contract fulfillment costs associated with conversion activity is recorded as cost of services in the Company’s Consolidated Statements of Income. The amortization of contract acquisition costs associated with sales commissions that qualify for capitalization is recorded as selling, general and administrative expense in the Company’s Consolidated Statements of Income. Costs to obtain or fulfill a contract are classified as contract cost assets in the Company’s Consolidated Balance Sheets.

In evaluating contract acquisition and fulfillment costs for recoverability, expected cash flows are estimated by management should events indicate a loss may have been triggered. The Company evaluates the carrying value of contract cost assets associated with each customer for impairment on the basis of whether these costs are fully recoverable from either contractual minimum fees or from expected undiscounted net operating cash flows of the related contract. The determination of expected undiscounted net operating cash flows requires management to make estimates. If the actual cash flows are not consistent with the Company’s estimates, a material impairment charge may result and net income may be materially different than was initially recorded. These costs may become impaired with the loss of a contract, the financial decline of a client, termination of conversion efforts after a contract is signed, diminished prospects for current clients or if the Company’s actual results differ from its estimates of future cash flows. The amount of the impairment is written off in the period that such a determination is made.

Optional exemptions, practical expedients and policy elections

The Company has elected to treat shipping and handling activities as a cost of fulfillment rather than a separate performance obligation.

The Company has elected to exclude all sales and other similar taxes from the transaction price. Accordingly, the Company presents all collections from customers for these taxes on a net basis, rather than having to assess whether the Company is acting as an agent or a principal in each taxing jurisdiction.

The Company utilizes a portfolio approach in order to estimate amounts for service level agreement penalties and similar items for portfolios of contracts with similar characteristics, using estimates and assumptions that reflect the size and composition of the portfolio.

As a practical expedient, the Company is not required to adjust the promised amount of consideration for the effects of a significant financing component if the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less. None of the Company’s contracts as of December 31, 2018 contained a significant financing component.

The Company has elected to use the “as-invoiced” practical expedient for its performance obligations to provide account access and facilitate purchase transactions related to the Consumer Solutions segment.

The Company does not disclose the value of unsatisfied performance obligations (except for contractual minimums) for which revenue is recognized using (i) the “as-invoiced” practical expedient and (ii) the “direct allocation” method.

The Company adopted ASC 606 as of January 1, 2018 using the modified retrospective method for all contracts not completed as of the date of adoption.

Revenue recognition for periods prior to the Company’s adoption of ASC 606 as of January 1, 2018

Revenue was recognized when it was realized or realizable and earned, which was deemed to occur when all of the following criteria were met: (1) persuasive evidence of an arrangement existed; (2) delivery had occurred or services had been performed; (3) the seller’s price to the buyer was fixed or determinable; and (4) collectability was reasonably assured. The Company accrued for rights of refund, processing errors or penalties, or other related allowances based on historical experience.

Issuer Solutions

Revenue was recognized as the services were performed, primarily on a per unit basis. Processing contracts generally ranged from three to ten years in length. When providing payment processing services, the Company frequently entered into customer arrangements to provide multiple services that may have also included conversion or implementation services, business process outsourcing services such as call center services, web-based services, and other payment processing-related services. The revenue contracts can be highly complex and customized between customers. Revenue for these services was generally recognized as they were performed on a per unit basis each month or ratably over the term of the contract.

Merchant Solutions

Revenue was recognized for merchant services as those services were performed, primarily measured on a per unit basis. When providing merchant processing services, the Company frequently entered into customer arrangements to provide multiple services that may have also included conversion or implementation services, business process outsourcing services such as call center services, terminal services, and other merchant processing-related services. Revenue for these services was generally recognized as they were performed on a per unit basis each month or ratably over the term of the contract. Revenues on point-of-sale (“POS”) terminal equipment were recognized upon the transfer of ownership and shipment of product.

With the acquisition of TransFirst Holdings Corp. (“TransFirst”) on April 1, 2016, TSYS included TransFirst’s results as part of the Merchant Solutions segment. TransFirst’s revenues were reported gross, which includes amounts paid for interchange and assessments, as TransFirst is the principal in the contractual relationship with its customers. Expenses covering interchange and payment network fees were included in TransFirst’s cost of services and were directly attributable to processing fee revenues and were recognized in the same period as the related revenue.

Consumer Solutions

Revenue resulting from the service fees charged to the cardholders was recognized when the fees were charged because the earnings process was substantially complete, except for revenue resulting from the initial activation of cards and annual subscription fees. Revenue resulting from the initial activation of cards was recognized ratably, net of commissions paid to distributors, over the average account life. Revenue resulting from annual subscription fees was recognized ratably over the annual period to which the fees related.

Revenues also included fees charged in connection with program management and processing services the Company provided for private-label programs. Revenue resulting from these fees was recognized when the Company had fulfilled its obligations under the underlying service agreements.

The Company derives revenue from a portion of the interchange fees remitted by merchants when cardholders make purchases using their cards. Subject to applicable law, interchange fees are fixed by the card associations and network organizations (“Networks”). Interchange revenue was recognized net of sponsorship, licensing and processing fees charged by the Networks for services they provided in processing purchase transactions routed through them. Interchange revenue was recognized during the period that the purchase transactions occurred. Revenues also included fees earned from branding agreements with the Networks.

Multiple Element Arrangements

When a sale involved multiple deliverables, revenue recognition was affected by the determination of the number of deliverables in an arrangement, whether those deliverables may be separated into multiple units of accounting, and the standalone selling price of each unit of accounting which affected the amount of revenue allocated to each unit. Pursuant to ASC 605, the Company used vendor-specific objective evidence (“VSOE”) of the standalone selling price of its services when it existed to determine the amount of revenue to allocate to each unit of accounting. The Company established VSOE using the price charged when the same service was sold separately (on a standalone basis). In most situations, the Company did not have sufficient VSOE. In these situations, TSYS considered whether sufficient third party evidence (“TPE”) of standalone selling price existed for the Company’s services. However, the Company typically was not able to determine TPE and had not used this measure of selling price due to the unique and proprietary nature of some of its services and the inability to reliably verify relevant standalone third party prices. When there was insufficient evidence of VSOE and TPE, the Company made its best estimate of the standalone selling price (“ESSP”) of that service for purposes of allocating revenue to each unit of accounting. When determining ESSP, TSYS used limited standalone sales data that met the Company’s criteria to establish VSOE, management pricing strategies, residual selling price data when VSOE exists for a group of elements, the cost of providing the services and the related margin objectives. Consideration was also given to geographies in which the services were sold or delivered, customer classifications, and market conditions including competitor pricing strategies and benchmarking studies. Revenue was recognized when the revenue recognition criteria for each unit of accounting had been met.

There were no material changes or impact to revenue for current contractual arrangements during the years ended December 31, 2017 and 2016 due to any changes in the determination of the number of deliverables in an arrangement, units of accounting, or estimates of VSOE or ESSP.

In many situations, the Company entered into arrangements with customers to provide conversion or implementation services in addition to processing services where the conversion or implementation services did not have standalone value. For these arrangements, conversion or implementation services that did not have standalone value, were recognized over the expected customer relationship (contract term) as the related processing services were performed.

The Company’s multiple element arrangements may have included one or more elements that were subject to other topics including software revenue recognition and leasing guidance. The consideration for these multiple element arrangements was allocated to each group of deliverables – those subject to ASC 605-25 Revenue Recognition – Multiple-Element Arrangements and those subject to other topics based on the revised guidance in ASU 2009-13 Revenue Recognition (Topic 605). Arrangement revenue for each group of deliverables was then further separated, allocated, and recognized based on applicable guidance.

In regards to taxes assessed by a governmental authority imposed directly on a revenue producing transaction, the Company reports its revenues on a net basis.

Reimbursable Items

Reimbursable items consisted of out-of-pocket expenses which were reimbursed by the Company's clients. These expenses consisted primarily of postage, access fees and third-party software. Reimbursable items were recorded on a gross basis in total revenues and cost of services.

SHARE-BASED COMPENSATION

SHARE-BASED COMPENSATION:  GAAP establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for goods or services. It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity's equity instruments or that may be settled by the issuance of those equity instruments. A public entity must measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award.

The Company estimates forfeitures when recognizing compensation cost. The estimate of forfeitures will be adjusted by the Company as actual forfeitures differ from its estimates, resulting in compensation cost only for those awards that actually vest. The effect of the change in estimated forfeitures is recognized as compensation costs in the period the change in estimate occurred. In estimating its forfeiture rate, the Company stratified its data based upon historical experience to determine separate forfeiture rates for the different award grants. The Company currently estimates a forfeiture rate for existing stock option grants to TSYS non-executive employees, and other TSYS share-based awards. Currently, TSYS estimates a forfeiture rate in the range of 0% to 3% for executive level employees and up to 8% for other employees.

The Company has issued its vested awards to directors and nonvested awards to certain employees. The market value of the common stock at the date of issuance is recognized as compensation expense immediately for vested awards and over the vesting period of the nonvested awards. For nonvested award grants that have pro rata vesting, the Company recognizes compensation expense using the straight-line method over the vesting period of the award.

ADVERTISING

ADVERTISING:  Advertising costs are expensed as incurred or the first time the advertising takes place except for direct-response advertising and television advertising production costs. Direct-response advertising consists of commissions paid to affiliate marketers for the new funded customer accounts generated by them. Direct-response advertising costs are capitalized and amortized over the average life of the new accounts, which is approximately one year. Television advertising production costs consist of the costs of developing and filming television ads. Television advertising production costs are capitalized when the production services are received and expensed in the period when the advertising first takes place. Advertising expense for 2018, 2017 and 2016 was $12.4 million,  $13.2 million and $11.5 million, respectively.

NONCONTROLLING INTEREST

NONCONTROLLING INTEREST:  Noncontrolling interest in earnings of subsidiaries represents the minority shareholders' share of the net income of Central Payment Co., LLC (“CPAY”). Refer to Note 23 for more information on acquisitions.

EARNINGS PER SHARE

EARNINGS PER SHARE: Basic EPS is calculated by dividing net income by the weighted average number of common shares outstanding during the period. Diluted EPS is calculated to reflect the potential dilution that would occur if stock options or other contracts to issue common stock were exercised. Diluted EPS is calculated by dividing net income by weighted average common and common equivalent shares outstanding. Common equivalent shares are calculated using the treasury stock method.

Unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents are "participating securities" as defined by GAAP, and therefore should be included in EPS using the two-class method.

The two-class method is an earnings allocation method for computing EPS when an entity's capital structure includes two or more classes of common stock or common stock and participating securities. It determines EPS based on dividends declared on common stock and participating securities and participation rights of participating securities in any undistributed earnings.

RECLASSIFICATIONS

RECLASSIFICATIONS: The Company had restricted cash of $1.0 million and $0.5 million as of December 31, 2017 and 2016. Upon the Company’s adoption of ASU 2016-18 on January 1, 2018, the Company reclassified the change in its restricted cash to cash, cash equivalents and restricted cash on the Consolidated Statements of Cash Flows for all periods presented.

Other intangible assets
Intangible assets
OTHER INTANGIBLE ASSETS, LICENSED COMPUTER SOFTWARE and ACQUISITION TECHNOLOGY INTANGIBLES

OTHER INTANGIBLE ASSETS: Identifiable intangible assets relate primarily to merchant relationships, customer relationships, databases, channel relationships, covenants-not-to-compete, trade names and trade associations resulting from acquisitions. These identifiable intangible assets are amortized using the straight-line method over periods not exceeding the estimated useful lives, which range from one to twelve years. Intangible assets with estimable useful lives are amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment in accordance with GAAP. Amortization expenses are charged to selling, general and administrative expenses in the Company's Consolidated Statements of Income.

Licensed computer software
Intangible assets
OTHER INTANGIBLE ASSETS, LICENSED COMPUTER SOFTWARE and ACQUISITION TECHNOLOGY INTANGIBLES

INTANGIBLE ASSETS- COMPUTER SOFTWARE, NET: Licensed computer software includes software the Company licenses from third parties that is for internal use and providing services to clients. Licensed software is obtained through perpetual licenses, term licenses, site licenses and through agreements based on processing capacity. Perpetual and site licenses are amortized using the straight-line method over their estimated useful lives which range from one to ten years. Term licenses are amortized over the term of the agreement. Mainframe software that is licensed based on processing capacity is amortized using either a straight-line or a units-of-production basis over the estimated useful life of the software, generally not to exceed ten years. At each balance sheet date, the Company evaluates impairment losses on long-lived assets used in operations in accordance with GAAP.

Technology
Intangible assets
OTHER INTANGIBLE ASSETS, LICENSED COMPUTER SOFTWARE and ACQUISITION TECHNOLOGY INTANGIBLES

Acquisition technology intangibles are software technology assets resulting from acquisitions. These assets are amortized using the straight-line method over periods not exceeding their estimated useful lives, which range from three to eight years. GAAP requires that intangible assets with estimated useful lives be amortized over their respective estimated useful lives to their residual values, and reviewed for impairment. Acquisition technology intangibles’ net book values are included in computer software, net in the accompanying Consolidated Balance Sheets. Amortization expenses are charged to cost of services in the Company's Consolidated Statements of Income.